Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Price	$ 6.11
Unrecognized tax benefits			$ 427,000	$ 43,000	$ 34,000
Anti-dilutive securities attributable to warrants (in shares)	47,607,549	4,484,691	33,558,803	24,934,045
Motive Capital Corp [Member]
Cash equivalents			$ 0	$ 0
Federal depository insurance coverage			$ 250,000
Forward price			$ 10.00
Unrecognized tax benefits			$ 0	0
Unrecognized tax benefits accrued for interest and penalties			$ 0	$ 0
Class A Common Stock | Motive Capital Corp [Member]
Anti-dilutive securities attributable to warrants (in shares)			21,186,667
Class B Common Stock | Motive Capital Corp [Member]
Anti-dilutive securities attributable to warrants (in shares)			41,400,000	41,400,000
Public Warrants | Motive Capital Corp [Member]
Share Price			$ 18.00